Disclosures on equity - Other Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Equity [Line Items]
Total Other reserves	$ 11,881	$ 11,663	$ 13,103
SQM Iberian S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	9,464	9,464	9,464
SQM Europe NV
Disclosures Of Equity [Line Items]
Total Other reserves	1,957	1,957	1,957
Soquimich European holding B.V.
Disclosures Of Equity [Line Items]
Total Other reserves	828	828	828
Abu Dhabi Fertilizer Industries WWL
Disclosures Of Equity [Line Items]
Total Other reserves	0	0	455
Soquimich Comercial S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	(393)	(401)	0
SQM Vitas Fzco.
Disclosures Of Equity [Line Items]
Total Other reserves	85	85	(38)
Pavoni & C. Spa
Disclosures Of Equity [Line Items]
Total Other reserves	7	7	7
SAS Adionics
Disclosures Of Equity [Line Items]
Total Other reserves	116	0	0
SQM Australia Pty Ltd
Disclosures Of Equity [Line Items]
Total Other reserves	94	0	0
SQM Iberian S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA
Disclosures Of Equity [Line Items]
Total Other reserves	2,121	2,121	2,121
SQM Industrial S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	0	0	707
Others
Disclosures Of Equity [Line Items]
Total Other reserves	$ (721)	$ (721)	$ (721)